Summary of Significant Accounting Policies Accounts Receivable (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 29, 2012
Accounts Receivable [Abstract]
Financing Receivable, Allowance for Credit Losses, Write-downs	$ 57
Allowance for Doubtful Accounts Receivable, Current	$ 101	$ 47